Financial risk management - Interest rate risk management (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 29, 2021	May 21, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial risk management
Long-term debt	$ 5,000,000			$ 4,513,503	$ 4,549,575
Interest rate risk
Financial risk management
Long-term debt	$ 5,000,000			$ 4,513,503	$ 4,549,575
Interest rate risk | Variable interest rate
Financial risk management
Interest rate (as a percent)	20.00%			1.00%	1.00%
Interest rate risk | Variable interest rate | Top of range
Financial risk management
Interest rate (as a percent)		5.7157%
Interest rate risk | Variable interest rate | Bottom of range
Financial risk management
Interest rate (as a percent)			4.2745%
Interest rate risk | Fixed interest rate
Financial risk management
Percent of long-term debt with fixed interest rate (as a percent)	80.00%			99.00%	99.00%
Interest rate (as a percent)				1.00%	1.00%